Lease (Details) - USD ($)	Nov. 30, 2021	Nov. 30, 2020
Lease
Operating Lease Right-of-use Asset	$ 0	$ 137,931
Current Operating Lease Liability	0	157,110
Total Lease Liability	$ 0	$ 157,110